Acquisitions & Divestitures - 2024 Acquisition and Divestitures - Narrative (Details) - USD ($) $ in Thousands					2 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 30, 2024	Oct. 29, 2024	Aug. 15, 2024	Jun. 06, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Oct. 31, 2024	Aug. 31, 2024
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total revenue							$ 778,065	$ 368,674		$ 794,841
Total operating expense							345,605	196,112		428,902
Gains on disposals of property, plant and equipment							64,073	$ 7,210		25,678
Certain other non-core undeveloped acreage
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration received							69,625			59,048
Gains on disposals of property, plant and equipment							64,123			$ 26,312
Crescent Pass Energy
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration			$ 69,265
East Texas II
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid		$ 67,782
Transaction costs		744
Cash consideration		$ 40,329
Asset acquisition shares issued (in shares)		2,342,445									2,342,445
Total revenue					$ 4,889
Total operating expense					$ 1,598
Crescent Pass Energy
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid			97,678
Transaction costs			$ 846
Asset acquisition shares issued (in shares)			2,249,650									2,249,650
Total revenue						$ 10,283
Total operating expense						$ 6,101
Oaktree Capital Management
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid				$ 221,660
Transaction costs				2,064
Total revenue									$ 65,708
Total operating expense									$ 31,626
Asset acquisition, borrowings recognised as of acquisition date				$ 132,576
Other Acquisitions
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 1,181						$ 16,296